Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Parent (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee	Dec. 31, 2019 GBP (£)
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 759	£ 802	£ 815
Santander UK Group Holdings plc
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 6	£ 7
Number of full-time staff | employee	0	0